Cover	Oct. 18, 2022
Cover [Abstract]
Trading Symbol	ABUS
Entity Tax Identification Number	98-0597776
Entity Address, Address Line One	701 Veterans Circle
Entity Address, City or Town	Warminster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18974
City Area Code	267
Local Phone Number	469-0914
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001447028
Document Period End Date	Oct. 18, 2022
Entity Registrant Name	Arbutus Biopharma Corp
Entity Incorporation, State or Country Code	A1
Entity File Number	001-34949
Document Type	8-K
Document Information [Line Items]
Document Period End Date	Oct. 18, 2022